2. Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment securities available for sale
Amortized Cost	$ 272,167	$ 299,809
Estimated Fair Value	281,099	297,890
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	88,496	123,706
Gross Unrealized Gains	1,766	1,040
Gross Unrealized Losses	52	769
Estimated Fair Value	90,210	123,977
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	33,766	22,115
Gross Unrealized Gains	418	97
Gross Unrealized Losses	136	69
Estimated Fair Value	34,048	22,143
State and political subdivisions
Investment securities available for sale
Amortized Cost	145,938	148,468
Gross Unrealized Gains	6,534	1,987
Gross Unrealized Losses	226	5,087
Estimated Fair Value	152,246	145,368
Corporate bonds
Investment securities available for sale
Amortized Cost	2,469	3,522
Gross Unrealized Gains	16	11
Gross Unrealized Losses	18	70
Estimated Fair Value	2,467	3,463
Trust preferred securities
Investment securities available for sale
Amortized Cost	750	1,250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	750	1,250
Equity securities
Investment securities available for sale
Amortized Cost	748	748
Gross Unrealized Gains	630	941
Gross Unrealized Losses	0	0
Estimated Fair Value	1,378	1,689
Total
Investment securities available for sale
Amortized Cost	272,167	299,809
Gross Unrealized Gains	9,364	4,076
Gross Unrealized Losses	432	5,995
Estimated Fair Value	$ 281,099	$ 297,890